SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS:

                              ---------------------


DWS Alternative Asset Allocation Plus Fund                         DWS Large Cap Value Fund
DWS Balanced Fund                                                  DWS Large Company Growth Fund
DWS Blue Chip Fund                                                 DWS Latin America Equity Fund
DWS California Tax-Free Income Fund                                DWS LifeCompass 2015 Fund
DWS Capital Growth Fund                                            DWS LifeCompass 2020 Fund
DWS Climate Change Fund                                            DWS LifeCompass 2030 Fund
DWS Commodity Securities Fund                                      DWS LifeCompass 2040 Fund
DWS Communications Fund                                            DWS LifeCompass Protect 2017 Fund
DWS Core Fixed Income Fund                                         DWS LifeCompass Retirement Fund
DWS Core Plus Income Fund                                          DWS Lifecycle Long Range Fund
DWS Disciplined Long/Short Growth Fund                             DWS Managed Municipal Bond Fund
DWS Disciplined Market Neutral Fund                                DWS Massachusetts Tax-Free Fund
DWS Diversified International Equity Fund                          DWS Mid Cap Growth Fund
DWS Emerging Markets Equity Fund                                   DWS New York Tax-Free Income Fund
DWS Emerging Markets Fixed Income Fund                             DWS S&P 500 Plus Fund
DWS Europe Equity Fund                                             DWS Select Alternative Allocation Fund
DWS Floating Rate Plus Fund                                        DWS Short Duration Fund
DWS Global Bond Fund                                               DWS Short Duration Plus Fund
DWS Global Opportunities Fund                                      DWS Short-Term Municipal Bond Fund
DWS Global Thematic Fund                                           DWS Small Cap Core Fund
DWS GNMA Fund                                                      DWS Small Cap Growth Fund
DWS Gold & Precious Metals Fund                                    DWS Strategic Government Securities Fund
DWS Growth & Income Fund                                           DWS Strategic High Yield Tax-Free Fund
DWS Health Care Fund                                               DWS Strategic Income Fund
DWS High Income Fund                                               DWS Strategic Value Fund
DWS High Income Plus Fund                                          DWS Target 2010 Fund
DWS Inflation Protected Plus Fund                                  DWS Target 2011 Fund
DWS Intermediate Tax/AMT Free Fund                                 DWS Target 2012 Fund
DWS International Fund                                             DWS Target 2013 Fund
DWS International Value Opportunities Fund                         DWS Target 2014 Fund
                                                                   DWS Technology Fund
--------------------------------------------------------------------------------------------------------------


The following information replaces similar disclosure under "Conflicts of Interest" in the "Compensation of Portfolio Managers" section of each Fund's Statement of Additional Information:

The Advisor and its affiliates and the investment team of each Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund's portfolio management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. The Advisor may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients, including the Fund. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to a Fund's Board.






               Please Retain This Supplement for Future Reference




November 12, 2009